Supplementary Guarantor Information (Notes)	12 Months Ended
Dec. 31, 2017
Supplemental Guarantor Information [Abstract]
Supplemental Guarantor Information
Supplementary Guarantor Information

AK Steel’s Secured Notes, 2021 Notes, 2025 Notes and 2027 Notes (collectively, the “Senior Notes”) and the Exchangeable Notes are governed by indentures entered into by AK Holding and its 100%-owned subsidiary, AK Steel. Under the terms of the indentures, AK Holding and the Subsidiary Guarantors each fully and unconditionally, jointly and severally, guarantee the payment of interest, principal and premium, if any, on each of the notes included in the Senior Notes. Under the terms of the indenture for the Exchangeable Notes, AK Holding fully and unconditionally, jointly and severally, guarantees the payment of interest, principal and premium, if any, on the notes. AK Holding is the sole guarantor of the Exchangeable Notes.

We present all investments in subsidiaries in the supplementary guarantor information using the equity method of accounting. Therefore, the net income (loss) of the subsidiaries accounted for using the equity method is in their parents’ investment accounts. The principal elimination entries eliminate investments in subsidiaries and inter-company balances and transactions. The following supplementary condensed consolidating financial statements present information about AK Holding, AK Steel, the Subsidiary Guarantors and the other non-guarantor subsidiaries.

Condensed Statements of Comprehensive Income (Loss)
Year Ended December 31, 2017

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net sales	$—	$5,755.1	$285.9	$496.3	$(456.8)	$6,080.5
Cost of products sold (exclusive of items shown separately below)	—	5,082.0	197.7	387.2	(413.8)	5,253.1
Selling and administrative expenses (exclusive of items shown separately below)	3.7	285.5	13.5	26.9	(44.7)	284.9
Depreciation	—	189.3	7.5	29.2	—	226.0
Charge (credit) for termination of pellet agreement and related transportation costs	—	(19.3)	—	—	—	(19.3)
Asset impairment charge	—	75.6	—	—	—	75.6
Total operating costs	3.7	5,613.1	218.7	443.3	(458.5)	5,820.3
Operating profit (loss)	(3.7)	142.0	67.2	53.0	1.7	260.2
Pension and OPEB expense (income)	—	(71.9)	—	—	—	(71.9)
Interest expense	—	150.3	—	2.0	—	152.3
Other income (expense)	—	(30.1)	11.4	5.4	(3.8)	(17.1)
Income (loss) before income taxes	(3.7)	33.5	78.6	56.4	(2.1)	162.7
Income tax expense (benefit)	—	(29.4)	29.9	(1.8)	(0.9)	(2.2)
Equity in net income (loss) of subsidiaries	107.2	44.3	—	—	(151.5)	—
Net income (loss)	103.5	107.2	48.7	58.2	(152.7)	164.9
Less: Net income attributable to noncontrolling interests	—	—	—	61.4	—	61.4
Net income (loss) attributable to AK Steel Holding Corporation	103.5	107.2	48.7	(3.2)	(152.7)	103.5
Other comprehensive income (loss)	38.5	38.5	—	4.7	(43.2)	38.5
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$142.0	$145.7	$48.7	$1.5	$(195.9)	$142.0

Condensed Statements of Comprehensive Income (Loss)
Year Ended December 31, 2016

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net sales	$—	$5,681.0	$250.9	$411.5	$(460.9)	$5,882.5
Cost of products sold (exclusive of items shown separately below)	—	5,044.8	171.7	299.4	(416.2)	5,099.7
Selling and administrative expenses (exclusive of items shown separately below)	4.4	282.7	12.7	22.6	(43.3)	279.1
Depreciation	—	187.8	7.0	21.8	—	216.6
Charge (credit) for termination of pellet agreement and related transportation costs	—	69.5	—	—	—	69.5
Total operating costs	4.4	5,584.8	191.4	343.8	(459.5)	5,664.9
Operating profit (loss)	(4.4)	96.2	59.5	67.7	(1.4)	217.6
Interest expense	—	162.3	—	1.6	—	163.9
Pension and OPEB expense (income)	—	16.5	—	—	—	16.5
Other income (expense)	—	(16.4)	8.1	8.6	(5.2)	(4.9)
Income (loss) before income taxes	(4.4)	(99.0)	67.6	74.7	(6.6)	32.3
Income tax expense (benefit)	—	(43.7)	25.7	3.6	(2.5)	(16.9)
Equity in net income (loss) of subsidiaries	(12.4)	42.9	—	(0.7)	(29.8)	—
Net income (loss)	(16.8)	(12.4)	41.9	70.4	(33.9)	49.2
Less: Net income attributable to noncontrolling interests	—	—	—	66.0	—	66.0
Net income (loss) attributable to AK Steel Holding Corporation	(16.8)	(12.4)	41.9	4.4	(33.9)	(16.8)
Other comprehensive income (loss)	124.6	124.6	—	(1.5)	(123.1)	124.6
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$107.8	$112.2	$41.9	$2.9	$(157.0)	$107.8

Condensed Statements of Comprehensive Income (Loss)
Year Ended December 31, 2015

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net sales	$—	$6,498.2	$256.2	$533.0	$(594.5)	$6,692.9
Cost of products sold (exclusive of items shown separately below)	—	6,205.7	166.2	425.1	(543.7)	6,253.3
Selling and administrative expenses (exclusive of items shown separately below)	4.9	271.4	13.1	22.6	(49.1)	262.9
Depreciation	—	187.7	7.4	20.9	—	216.0
Charge for facility idling	—	28.1	—	—	—	28.1
Total operating costs	4.9	6,692.9	186.7	468.6	(592.8)	6,760.3
Operating profit (loss)	(4.9)	(194.7)	69.5	64.4	(1.7)	(67.4)
Interest expense	—	171.0	—	2.0	—	173.0
Pension and OPEB expense (income)	—	58.9	—	—	—	58.9
Impairment of Magnetation investment	—	—	—	(256.3)	—	(256.3)
Impairment of AFSG investment	—	—	—	(41.6)	—	(41.6)
Other income (expense)	—	6.4	6.6	(11.6)	—	1.4
Income (loss) before income taxes	(4.9)	(418.2)	76.1	(247.1)	(1.7)	(595.8)
Income tax expense (benefit)	—	(29.9)	28.9	(4.6)	(0.7)	(6.3)
Equity in net income (loss) of subsidiaries	(647.4)	(259.1)	—	0.6	905.9	—
Net income (loss)	(652.3)	(647.4)	47.2	(241.9)	904.9	(589.5)
Less: Net income attributable to noncontrolling interests	—	—	—	62.8	—	62.8
Net income (loss) attributable to AK Steel Holding Corporation	(652.3)	(647.4)	47.2	(304.7)	904.9	(652.3)
Other comprehensive income (loss)	8.7	8.7	—	(3.1)	(5.6)	8.7
Comprehensive income (loss) attributable to AK Steel Holding Corporation	$(643.6)	$(638.7)	$47.2	$(307.8)	$899.3	$(643.6)

Condensed Balance Sheets
December 31, 2017

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
ASSETS
Current assets:
Cash and cash equivalents	$—	$14.5	$7.2	$16.3	$—	$38.0
Accounts receivable, net	—	432.4	33.2	65.4	(13.2)	517.8
Inventory, net	—	1,231.5	55.1	108.3	(9.9)	1,385.0
Other current assets	—	124.7	0.2	5.4	—	130.3
Total current assets	—	1,803.1	95.7	195.4	(23.1)	2,071.1
Property, plant and equipment	—	6,004.0	181.5	646.3	—	6,831.8
Accumulated depreciation	—	(4,620.8)	(94.8)	(130.0)	—	(4,845.6)
Property, plant and equipment, net	—	1,383.2	86.7	516.3	—	1,986.2
Other non-current assets:
Investment in subsidiaries	(3,127.4)	1,844.9	—	67.5	1,215.0	—
Inter-company accounts	3,082.8	—	1,523.1	—	(4,605.9)	—
Goodwill and intangible assets	—	—	32.8	273.9	—	306.7
Other non-current assets	—	66.3	0.2	44.3	—	110.8
TOTAL ASSETS	$(44.6)	$5,097.5	$1,738.5	$1,097.4	$(3,414.0)	$4,474.8
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$623.3	$17.9	$50.9	$(1.7)	$690.4
Accrued liabilities	—	228.2	7.8	34.5	—	270.5
Current portion of pension and other postretirement benefit obligations	—	39.7	—	0.4	—	40.1
Total current liabilities	—	891.2	25.7	85.8	(1.7)	1,001.0
Non-current liabilities:
Long-term debt	—	2,110.1	—	—	—	2,110.1
Pension and other postretirement benefit obligations	—	890.8	—	3.4	—	894.2
Inter-company accounts	—	4,199.6	—	489.1	(4,688.7)	—
Other non-current liabilities	—	133.2	1.0	34.7	—	168.9
TOTAL LIABILITIES	—	8,224.9	26.7	613.0	(4,690.4)	4,174.2
Equity (deficit):
Total stockholders’ equity (deficit)	(44.6)	(3,127.4)	1,711.8	139.2	1,276.4	(44.6)
Noncontrolling interests	—	—	—	345.2	—	345.2
TOTAL EQUITY (DEFICIT)	(44.6)	(3,127.4)	1,711.8	484.4	1,276.4	300.6
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$(44.6)	$5,097.5	$1,738.5	$1,097.4	$(3,414.0)	$4,474.8

Condensed Balance Sheets
December 31, 2016

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
ASSETS
Current assets:
Cash and cash equivalents	$—	$147.9	$4.4	$20.9	$—	$173.2
Accounts receivable, net	—	400.4	30.3	19.6	(8.3)	442.0
Inventory, net	—	1,158.4	43.7	42.0	(11.5)	1,232.6
Other current assets	—	91.5	0.2	2.9	—	94.6
Total current assets	—	1,798.2	78.6	85.4	(19.8)	1,942.4
Property, plant and equipment	—	5,857.9	175.9	535.2	—	6,569.0
Accumulated depreciation	—	(4,365.8)	(87.2)	(101.6)	—	(4,554.6)
Property, plant and equipment, net	—	1,492.1	88.7	433.6	—	2,014.4
Other non-current assets:
Investment in subsidiaries	(3,164.7)	1,402.9	—	67.5	1,694.3	—
Inter-company accounts	2,951.6	—	1,462.3	—	(4,413.9)	—
Goodwill and intangible assets	—	—	32.8	—	—	32.8
Other non-current assets	—	73.0	0.2	38.9	—	112.1
TOTAL ASSETS	$(213.1)	$4,766.2	$1,662.6	$625.4	$(2,739.4)	$4,101.7
LIABILITIES AND EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$557.7	$16.7	$15.0	$0.5	$589.9
Accrued liabilities	—	213.7	7.0	13.4	—	234.1
Current portion of pension and other postretirement benefit obligations	—	41.0	—	0.3	—	41.3
Total current liabilities	—	812.4	23.7	28.7	0.5	865.3
Non-current liabilities:
Long-term debt	—	1,816.6	—	—	—	1,816.6
Pension and other postretirement benefit obligations	—	1,090.4	—	3.3	—	1,093.7
Inter-company accounts	—	4,036.9	—	458.4	(4,495.3)	—
Other non-current liabilities	—	153.3	1.6	0.1	—	155.0
TOTAL LIABILITIES	—	7,909.6	25.3	490.5	(4,494.8)	3,930.6
EXCHANGEABLE NOTES EXCHANGE FEATURE	—	21.3	—	—	—	21.3
Equity (deficit):
Total stockholders’ equity (deficit)	(213.1)	(3,164.7)	1,637.3	(228.0)	1,755.4	(213.1)
Noncontrolling interests	—	—	—	362.9	—	362.9
TOTAL EQUITY (DEFICIT)	(213.1)	(3,164.7)	1,637.3	134.9	1,755.4	149.8
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$(213.1)	$4,766.2	$1,662.6	$625.4	$(2,739.4)	$4,101.7

Condensed Statements of Cash Flows
Year Ended December 31, 2017

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net cash flows from operating activities	$(2.5)	$67.3	$73.3	$61.7	$(1.0)	$198.8
Cash flows from investing activities:
Capital investments	—	(131.8)	(5.6)	(15.1)	—	(152.5)
Investment in acquired business, net of cash acquired	—	(360.4)	—	—	—	(360.4)
Other investing items, net	—	4.0	—	0.2	—	4.2
Net cash flows from investing activities	—	(488.2)	(5.6)	(14.9)	—	(508.7)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility	—	450.0	—	—	—	450.0
Proceeds from issuance of long-term debt	—	680.0	—	—	—	680.0
Redemption of long-term debt	—	(848.4)	—	—	—	(848.4)
Debt issuance costs	—	(25.3)	—	—	—	(25.3)
Inter-company activity	5.0	31.2	(64.9)	27.7	1.0	—
SunCoke Middletown distributions to noncontrolling interest owners	—	—	—	(79.1)	—	(79.1)
Other financing items, net	(2.5)	—	—	—	—	(2.5)
Net cash flows from financing activities	2.5	287.5	(64.9)	(51.4)	1.0	174.7
Net increase (decrease) in cash and cash equivalents	—	(133.4)	2.8	(4.6)	—	(135.2)
Cash and equivalents, beginning of year	—	147.9	4.4	20.9	—	173.2
Cash and equivalents, end of year	$—	$14.5	$7.2	$16.3	$—	$38.0

Condensed Statements of Cash Flows
Year Ended December 31, 2016

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net cash flows from operating activities	$(3.1)	$186.5	$44.3	$92.2	$(15.3)	$304.6
Cash flows from investing activities:
Capital investments	—	(116.0)	(8.8)	(2.8)	—	(127.6)
Other investing items, net	—	3.0	—	(0.7)	—	2.3
Net cash flows from investing activities	—	(113.0)	(8.8)	(3.5)	—	(125.3)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility	—	(550.0)	—	—	—	(550.0)
Proceeds from issuance of long-term debt	—	380.0	—	—	—	380.0
Redemption of long-term debt	—	(392.8)	—	—	—	(392.8)
Proceeds from issuance of common stock	600.4	—	—	—	—	600.4
Debt issuance costs	—	(20.4)	—	—	—	(20.4)
Inter-company activity	(602.4)	630.5	(36.8)	(6.6)	15.3	—
SunCoke Middletown distributions to noncontrolling interest owners	—	—	—	(85.1)	—	(85.1)
Other financing items, net	5.1	0.1	—	—	—	5.2
Net cash flows from financing activities	3.1	47.4	(36.8)	(91.7)	15.3	(62.7)
Net increase (decrease) in cash and cash equivalents	—	120.9	(1.3)	(3.0)	—	116.6
Cash and equivalents, beginning of year	—	27.0	5.7	23.9	—	56.6
Cash and equivalents, end of year	$—	$147.9	$4.4	$20.9	$—	$173.2

Condensed Statements of Cash Flows
Year Ended December 31, 2015

	AK Holding	AK Steel	Guarantor Subsidiaries of the Senior Notes	Other Non-Guarantor Subsidiaries	Eliminations	Consolidated Company
Net cash flows from operating activities	$(3.7)	$49.0	$50.6	$108.1	$(3.7)	$200.3
Cash flows from investing activities:
Capital investments	—	(85.0)	(9.0)	(5.0)	—	(99.0)
Proceeds from sale of equity investee	—	25.0	—	—	—	25.0
Proceeds from AFSG Holdings, Inc. distribution	—	—	—	14.0	—	14.0
Other investing items, net	—	12.5	—	—	—	12.5
Net cash flows from investing activities	—	(47.5)	(9.0)	9.0	—	(47.5)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility	—	(55.0)	—	—	—	(55.0)
Redemption of long-term debt	—	(14.1)	—	—	—	(14.1)
Inter-company activity	4.7	66.1	(40.4)	(34.1)	3.7	—
SunCoke Middletown distributions to noncontrolling interest owners	—	—	—	(96.3)	—	(96.3)
Other financing items, net	(1.0)	—	—	—	—	(1.0)
Net cash flows from financing activities	3.7	(3.0)	(40.4)	(130.4)	3.7	(166.4)
Net increase (decrease) in cash and cash equivalents	—	(1.5)	1.2	(13.3)	—	(13.6)
Cash and equivalents, beginning of year	—	28.5	4.5	37.2	—	70.2
Cash and equivalents, end of year	$—	$27.0	$5.7	$23.9	$—	$56.6